Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2018	2017

Raw materials	3,853	3,621
Work in process	-	149
Finished goods	2,579	2,781

	6,432	6,551